Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40301
Entity Registrant Name	Infobird Co., Ltd
Entity Central Index Key	0001815566
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 706, 7/F
Entity Address, Address Line Two	Low Block
Entity Address, Address Line Three	Grand Millennium Plaza
Entity Address Address Line Four	181 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Ordinary Shares, par value US$0.00001
Trading Symbol	IFBD
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,342,999
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Audit Alliance LLP	WWC, P.C.
Auditor Location	Singapore	San Mateo, California
Auditor Firm ID	3487	1171
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 706, 7/F
Entity Address, Address Line Two	Low Block
Entity Address, Address Line Three	Grand Millennium Plaza
Contact Personnel Email Address	edith@infobird.com
Entity Address Address Line Four	181 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	852
Local Phone Number	3690 9227
Contact Personnel Name	Cheuk Yee Li